Basis of Presentation and Summary of Significant New Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Useful Lives of Newly Acquired Assets

The useful lives for newly acquired assets are generally as follows:

Computer equipment	3-5 years

Production equipment	5-7 years

Office equipment, furniture and fixtures	3-7 years

Software	3 years

Technology	6 years

Leasehold improvements	Shorter of useful life or lease term

Estimated Useful Lives of Intangible Assets

Intangible assets with definite lives are amortized on a straight-line basis over the estimated useful lives of the related assets generally as follows:

Customer relationships	10 to 20 years

Tradenames	20 years

Data sublicense agreement	6 years

Non-compete agreements	5 years

Backlog	1 to 2 years